Related party transactions (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Zhuhai Daren CNY	Dec. 31, 2011 Zhuhai Daren CNY	Dec. 31, 2013 Zhuhai Daren CNY	Dec. 31, 2013 Zhuhai Daren Online games revenue CNY	Dec. 31, 2012 Zhuhai Daren Online games revenue CNY	Dec. 31, 2011 Zhuhai Daren Online games revenue CNY	Dec. 31, 2013 Shanghang CNY	Dec. 31, 2012 Shanghang CNY	Dec. 31, 2011 Shanghang CNY	Dec. 31, 2013 Kingsoft CNY	Dec. 31, 2013 Zhuhai Lequ CNY	Dec. 31, 2012 Zhuhai Lequ CNY	Dec. 31, 2013 Zhuhai Lequ Online games revenue CNY	Dec. 31, 2012 Xiaomi CNY	Dec. 31, 2013 Xiaomi Advertising revenue CNY	Dec. 31, 2012 Xiaomi Membership subscription CNY	Dec. 31, 2012 Chairman and Co-founder CNY
Related party transactions
Revenue from related party								24,452	7,547	4,451							5,076		1,154	227
Bandwidth service provided by related party											21,272	11,776	21,985
Purchase of intangible assets	2,417	14,631	1,920	274										6,010
Repayment of interest-free loan from related party	165	1,000	2,500		2,000										1,000	500
Interest-free loan to related party			1,200	500		500										1,200
Disposal of a cost investment to related party	495	3,000	1,000																		1,000
Disposal of an equity investment to related party			2,000															2,000
Amount due from a related party	12	73	1,073												73	1,073
Amounts due to related parties	$ 436	2,640	2,604		2,362		1,479				822	242			339